Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$ 4,316	$ 3,391	$ 2,212